Insurance technical provisions and pension plans (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current and long-term liabilities
Mathematical reserve for unvested benefits		R$ 208,870,366	R$ 185,506,819
Mathematical reserve for vested benefits		9,633,439	9,200,337
Liquid outstanding claims for reinsurance		4,190,074	4,034,622
Unearned premium reserve		4,636,085	4,839,699
Estimate of claims on the reporting date (2017)		5,879,921	6,327,615
Reserve for financial surplus		514,199	554,505
Other technical provisions		5,365,506	5,376,403
Total	[1]	239,089,590	215,840,000
Insurance
Current and long-term liabilities
Mathematical reserve for unvested benefits	[2]	1,051,507	912,764
Mathematical reserve for vested benefits	[2]	265,727	210,855
Liquid outstanding claims for reinsurance	[2]	3,159,967	2,770,507
Unearned premium reserve	[2]	4,068,716	4,265,155
Estimate of claims on the reporting date (2017)	[2]	4,291,432	4,645,468
Reserve for financial surplus	[2]	0	0
Other technical provisions	[2]	1,996,206	2,048,355
Total	[2]	14,833,555	14,853,104
Life and Pension
Current and long-term liabilities
Mathematical reserve for unvested benefits	[3],[4]	207,818,859	184,594,055
Mathematical reserve for vested benefits	[3],[4]	9,367,712	8,989,482
Liquid outstanding claims for reinsurance	[3],[4]	1,030,107	1,264,115
Unearned premium reserve	[3],[4]	567,369	574,544
Estimate of claims on the reporting date (2017)	[3],[4]	1,588,489	1,682,147
Reserve for financial surplus	[3],[4]	514,199	554,505
Other technical provisions	[3],[4]	3,369,300	3,328,048
Total	[3],[4],[5]	R$ 224,256,035	R$ 200,986,896

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
[2]	'Other technical provisions' - Insurance basically refers to the technical provisions of the 'personal health' portfolio;
[3]	'Other technical provisions' - Life and Pension Plan mainly includes the 'Reserve for redemption and other amounts to be settled', 'Reserve for related expenses'
[4]	Includes personal insurance and pension plans; and
[5]	Includes personal and pension insurance operations.